Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Schedule of Changes in Intangible Assets
10 Intangible assets

Changes in intangible assets
	Goodwill		Software		Other		Total
	2019	2018	2019	2018	2019	2018	2019	2018
Opening balance	918	816	868	648	53	5	1,839	1,469
Additions	17	202	94	95		0	111	297
Capitalised expenses			285	286			285	286
Amortisation			–235	–204	–2	–5	–237	–209
Impairments			–61	–12	–0		–61	–12
Exchange rate differences	–28	–99	0	–5	–	0	–28	–104
Disposals			–1	0		–0	–1	0
Changes in the composition of the groupand other changes			8	59	1	52	9	111
Closing balance	907	918	958	868	52	53	1,916	1,839

Gross carrying amount as at 31 December	907	918	2,608	2,359	61	60	3,575	3,338
Accumulated amortisation as at 31 December			–1,641	–1,487	–7	–5	–1,648	–1,492
Accumulated impairments as at 31 December			–9	–4	–2	–2	–11	–6
Net carrying value as at 31 December	907	918	958	868	52	53	1,916	1,839

Schedule of Goodwill Allocation to Group of CGUs
Goodwill
Goodwill is allocated to groups of cash generating units (CGUs) as follows:

Goodwill allocation to group of CGUs
	Method used forrecoverable amount	Discount rate	Long term growth rate	Goodwill	Goodwill
Group of CGU’s				2019	2018
Retail Netherlands	Values in use	6.10%	0.00%	30	14
Retail Belgium	Values in use	6.94%	0.00%	50	50
Retail Germany	Values in use	6.10%	0.00%	349	349
Retail Growth Markets[1]	Values in use	10.47%	3.34%	209	231
Wholesale Banking[1]	Values in use	7.29%	0.69%	268	274
				907	918

1Goodwill related to Growth Countries is allocated across two groups of CGUs, EUR 209 million to Retail Growth Markets and EUR 61 million to Wholesale Banking (2018: EUR 230 million to Retail Growth Markets and EUR 67 million to Wholesale Banking).